Entity Wide Information and Disagregated Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Entity Wide Information and Disagregated Revenues [Abstract]
Schedule of Summary of Revenues by Geographic Areas	Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers:
	Year Ended December 31
	2022	2021
	U.S. dollars in thousands
North America	4,348	4,637
Europe, the Middle East and Africa	3,999	3,373
Asia Pacific	484	520
Latin America	—	15
	8,831	8,545

Schedule of Revenues from Contract Liability	Revenues from contract liability:
	December 31, 2022	December 31, 2021
Opening balance	$673	$581
Revenue recognized that was included in the contract liability balance at the beginning of the period	(593)	(452)
Additions	568	544
Remaining performance obligations	$648	$673

Schedule of Property and Equipment, Net	Property and Equipment, net:
	December 31
	2022	2021
	U.S. dollars in thousands
Israel	75	101
North America	5	2
	80	103

Schedule of Operating Lease Right of Use Assets	Operating lease right of use assets:
	December 31
	2022	2021
	U.S. dollars in thousands
Israel	260	—
North America	466	—
	726	—

Schedule of Net Revenues	Customers representing 10% or more of net revenues and the amount of revenues recognized are as follows:
	December 31, 2022
Customer A*	33%	3,021
Customer B	16%	1,475
Customer C	11%	1,009
	December 31, 2021
Customer A*	22%	1,887
Customer B	19%	1,663
Customer C	10%	835

*        Included in Europe, the Middle East and Africa.